Derivative Financial Instruments - Narrative (Details) - Interest rate risk - Cash flow hedges - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss		$ 0
Interest rate swap
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments on cash flow hedges, net of tax	$ 2	$ 2